SCHEDULE OF SHARE OPTIONS GRANTED TO DIRECTORS (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	727,500	612,610	433,072
Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	180,000	109,231	230,769
Directors [member] | J Brancaccio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	60,000	15,385	15,385
Directors [member] | G Jacob [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	50,000	84,615	200,000
Directors [member] | W Simon [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	60,000	6,154
Directors [member] | B Denoyer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	10,000	3,077	15,384